TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Earning before income tax-rate			$ 14,340,137	$ 1,270,149
Income tax expense by applying tax rate in force in the respective countries			(7,314,555)	(4,007,409)
Share of profit or loss of subsidies, joint ventures and associates			269,138	100,552
Stock options charge			(180,523)	(29,199)
Rate change adjustment				(163,269)
Non-deductible expenses			315,241	295,416
Representation expenses			(3,039)	(10,972)
Foreign investment coverage			140,720	248,743
Tax Inflation Adjustment			1,097,315	(1,197,624)
Result of inflation effect on monetary items and other finance results			(479,093)	(457,537)
Others			48,863	(29,322)
Income tax expenses	$ (4,141,102)	$ (3,835,587)	$ (6,736,415)	$ (5,841,453)